Pledged Assets (Details) - TWD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of Pledged Assets [Line Items]
Assets pledged as collateral for liabilities or contingent liabilities		$ 65,105,835	$ 59,261,716
Land and building [member]
Disclosure of Pledged Assets [Line Items]
Assets pledged as collateral for liabilities or contingent liabilities		27,696,480	42,031,020
Machinery and equipment [Member]
Disclosure of Pledged Assets [Line Items]
Assets pledged as collateral for liabilities or contingent liabilities		37,317,602	17,143,591
Restricted cash in banks [member]
Disclosure of Pledged Assets [Line Items]
Assets pledged as collateral for liabilities or contingent liabilities	[1]	$ 91,753	$ 87,105

[1]	Classified as other current financial assets and other noncurrent assets by its liquidity.